Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp.	Summary Comp.	Summary Comp.	Compensation	Compensation	Compensation	Average Summary Comp. Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)	Subscription and Term License Revenue (in thousands)(4)
Year (1)	Table Total for First PEO (Clements)	Table Total for Second PEO (Worth)	Table Total for Third PEO (Moynahan)	Actually Paid to First PEO (Clements)(2)	Actually Paid to Second PEO (Worth)(2)	Actually Paid to Third PEO (Moynahan)(2)	Non-PEO Named Executive Officers(1)	Non-PEO Named Executive Officers(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b1)	(b2)	(b3)	(c1)	(c2)	(c3)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$—	$—	$8,530,215	$—	$—	$1,527,258	$1,188,087	$701,571	$62.60	$221.06	$(29,799)	$106,436
2022	$—	$—	$3,554,030	$—	$—	$(83,597)	$953,533	$817,073	$65.35	$132.79	$(14,334)	$88,968
2021	$4,230,105	$1,837,719	$7,111,207	$(1,288,522)	$1,287,056	$7,179,957	$799,360	$(56,409)	$98.89	$206.76	$(30,584)	$68,507
2020	$2,928,691	$—	$—	$3,280,723	$—	$—	$1,461,165	$1,626,880	$120.79	$149.98	$(5,455)	$52,390

Company Selected Measure Name	Subscription and Term License Revenue
Named Executive Officers, Footnote

(1)	The named executive officers included in the tables above are:
Year	PEOs	Other NEOs
2023	Matthew Moynahan	Jorge Martell (CFO), Lara Mataac (General Counsel)
2022	Matthew Moynahan	Jorge Martell (CFO), Lara Mataac (General Counsel), Jan Kees van Gaalen (former interim CFO), Steven Worth (former General Counsel)
2021	Scott Clements (former CEO), Steven Worth (former interim CEO), Matthew Moynahan	Mark Hoyt (former CFO), John Bosshart (former interim CFO), Jan Kees van Gaalen
2020	Scott Clements	Mark Hoyt
(2)
The following tables describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.

Peer Group Issuers, Footnote

(3)	The peer group is the Nasdaq Computer Index.

Adjustment To PEO Compensation, Footnote
The following tables describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to PEO SCT Amounts:

	2023	2022	2021			2020
	PEO (Moynahan)	PEO (Moynahan)	First PEO (Clements)	Second PEO (Worth)	Third PEO (Moynahan)	PEO (Clements)
Adjustments
SCT Amounts	$8,530,215	$3,554,030	$4,230,105	$1,837,719	$7,111,207	$2,928,691
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(7,866,015)	$(2,500,000)	$(2,976,700)	$(1,061,101)	$(7,065,625)	$(2,202,484)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,672,569	$1,838,595	$—	$335,527	$7,134,375	$1,688,972
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(872,763)	$(2,805,625)	$—	$(201,400)	$—	$268,662
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$157,403	$—	$281,295	$—	$207,088
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$63,252	$(328,000)	$432,269	$95,016	$—	$389,795
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$(2,974,196)	$—	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$1,527,258	$(83,597)	$(1,288,522)	$1,287,056	$7,179,957	$3,280,723

Non-PEO NEO Average Total Compensation Amount	$ 1,188,087	$ 953,533	$ 799,360	$ 1,461,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 701,571	817,073	(56,409)	1,626,880
Adjustment to Non-PEO NEO Compensation Footnote
The following tables describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to SCT Other NEO amounts:*

	2023 Other NEOs	2022 Other NEOs	2021 Other NEOs	2020 Other NEOs
Adjustments
SCT Amounts	$1,188,087	$953,533	$799,360	$1,461,165
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(800,006)	$(525,000)	$(503,419)	$(930,988)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$302,773	$551,614	$42,556	$713,937
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(46,742)	$—	$(6,586)	$122,058
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$14,187	$10,251	$87,525
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$57,459	$(11,796)	$61,253	$173,183
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(165,464)	$(459,823)	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—
CAP Amounts (as calculated)	$701,571	$817,073	$(56,409)	$1,626,880
*    Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Subscription and Term License Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Subscription and Term License Revenue
2023 vs. 2022	N/A	N/A	*	(14)%	(4)%	66%	(108)%	20%
2022 vs. 2021	N/A	N/A	(101)%	*	(34)%	(36)%	53%	30%**
2022 vs. 2021	(139)%	N/A	N/A	(103)%	(18)%	38%	(461)%	31%
* Not meaningful.
** Reflects a revision from the figure published in the 2022 proxy statement, which was incorrectly shown as 39% due to a calculation error.
The CAP Amount paid to Mr. Clements declined by 139% from 2020 to 2021, and the average CAP Amount paid to the Other NEOs declined by 103% from 2020 to 2021. During that period, Company TSR decreased by 18% (versus a peer group TSR increase of 38%); net loss widened by 461%; and Subscription and Term License Revenue grew by 31%.
The primary factor causing the decline in Mr. Clements’ CAP Amount from 2020 to 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure. Likewise, the primary factor causing the decline in Other NEOs CAP Amount during the same period was the departure of Mr. Hoyt, who also had negative compensation for 2021 due to the value of the equity awards he forfeited upon departure.
Mr. Moynahan’s CAP Amount declined by 101% from $7.2 million in 2021 to negative $83,597 in 2022. The average CAP Amount paid to the Other NEOs increased from negative $56,409 to $817,073 from 2021 to 2022. During that period, Company TSR decreased by 34%, a slightly smaller decrease than for peer group TSR, which decreased by 36%. Net loss narrowed by 53% from 2021 to 2022, and Subscription and Term License Revenue grew by 39%.
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.
The significant increase in the Other NEOs CAP Amount from 2021 to 2022 was driven primarily by the Other NEOs CAP Amount in 2021, which was negative due to the impact of Mr. Hoyt’s negative 2021 CAP Amount.
Mr. Moynahan's CAP Amount increased from negative $83,597 for 2022 to approximately $2.0 million for 2023. The average CAP Amount paid to the Other NEOs decreased from $0.8 million to $0.7 million, a decrease of 14%. During that period, Company TSR decreased by 4% (versus a peer group TSR increase of 66%); net loss widened by 108%; and Subscription and Term License Revenue grew by 20%.
The primary factors causing the increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above. The decline in the other NEO CAP Amount was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.
Due to the significant executive turnover from January 1, 2020 to December 31, 2023 and to the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2022 and 2023. The year over year decline in Other NEO CAP Amounts from 2022 to 2023 was directionally consistent with the Company's poor TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, as further in discussed in "Compensation Discussion and Analysis", and this performance was in turn reflected in the Other NEO CAP Amounts for 2023.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 27.

Compensation Actually Paid vs. Net Income
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Subscription and Term License Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Subscription and Term License Revenue
2023 vs. 2022	N/A	N/A	*	(14)%	(4)%	66%	(108)%	20%
2022 vs. 2021	N/A	N/A	(101)%	*	(34)%	(36)%	53%	30%**
2022 vs. 2021	(139)%	N/A	N/A	(103)%	(18)%	38%	(461)%	31%
* Not meaningful.
** Reflects a revision from the figure published in the 2022 proxy statement, which was incorrectly shown as 39% due to a calculation error.
The CAP Amount paid to Mr. Clements declined by 139% from 2020 to 2021, and the average CAP Amount paid to the Other NEOs declined by 103% from 2020 to 2021. During that period, Company TSR decreased by 18% (versus a peer group TSR increase of 38%); net loss widened by 461%; and Subscription and Term License Revenue grew by 31%.
The primary factor causing the decline in Mr. Clements’ CAP Amount from 2020 to 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure. Likewise, the primary factor causing the decline in Other NEOs CAP Amount during the same period was the departure of Mr. Hoyt, who also had negative compensation for 2021 due to the value of the equity awards he forfeited upon departure.
Mr. Moynahan’s CAP Amount declined by 101% from $7.2 million in 2021 to negative $83,597 in 2022. The average CAP Amount paid to the Other NEOs increased from negative $56,409 to $817,073 from 2021 to 2022. During that period, Company TSR decreased by 34%, a slightly smaller decrease than for peer group TSR, which decreased by 36%. Net loss narrowed by 53% from 2021 to 2022, and Subscription and Term License Revenue grew by 39%.
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.
The significant increase in the Other NEOs CAP Amount from 2021 to 2022 was driven primarily by the Other NEOs CAP Amount in 2021, which was negative due to the impact of Mr. Hoyt’s negative 2021 CAP Amount.
Mr. Moynahan's CAP Amount increased from negative $83,597 for 2022 to approximately $2.0 million for 2023. The average CAP Amount paid to the Other NEOs decreased from $0.8 million to $0.7 million, a decrease of 14%. During that period, Company TSR decreased by 4% (versus a peer group TSR increase of 66%); net loss widened by 108%; and Subscription and Term License Revenue grew by 20%.
The primary factors causing the increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above. The decline in the other NEO CAP Amount was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.
Due to the significant executive turnover from January 1, 2020 to December 31, 2023 and to the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2022 and 2023. The year over year decline in Other NEO CAP Amounts from 2022 to 2023 was directionally consistent with the Company's poor TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, as further in discussed in "Compensation Discussion and Analysis", and this performance was in turn reflected in the Other NEO CAP Amounts for 2023.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 27.

Compensation Actually Paid vs. Company Selected Measure
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Subscription and Term License Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Subscription and Term License Revenue
2023 vs. 2022	N/A	N/A	*	(14)%	(4)%	66%	(108)%	20%
2022 vs. 2021	N/A	N/A	(101)%	*	(34)%	(36)%	53%	30%**
2022 vs. 2021	(139)%	N/A	N/A	(103)%	(18)%	38%	(461)%	31%
* Not meaningful.
** Reflects a revision from the figure published in the 2022 proxy statement, which was incorrectly shown as 39% due to a calculation error.
The CAP Amount paid to Mr. Clements declined by 139% from 2020 to 2021, and the average CAP Amount paid to the Other NEOs declined by 103% from 2020 to 2021. During that period, Company TSR decreased by 18% (versus a peer group TSR increase of 38%); net loss widened by 461%; and Subscription and Term License Revenue grew by 31%.
The primary factor causing the decline in Mr. Clements’ CAP Amount from 2020 to 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure. Likewise, the primary factor causing the decline in Other NEOs CAP Amount during the same period was the departure of Mr. Hoyt, who also had negative compensation for 2021 due to the value of the equity awards he forfeited upon departure.
Mr. Moynahan’s CAP Amount declined by 101% from $7.2 million in 2021 to negative $83,597 in 2022. The average CAP Amount paid to the Other NEOs increased from negative $56,409 to $817,073 from 2021 to 2022. During that period, Company TSR decreased by 34%, a slightly smaller decrease than for peer group TSR, which decreased by 36%. Net loss narrowed by 53% from 2021 to 2022, and Subscription and Term License Revenue grew by 39%.
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.
The significant increase in the Other NEOs CAP Amount from 2021 to 2022 was driven primarily by the Other NEOs CAP Amount in 2021, which was negative due to the impact of Mr. Hoyt’s negative 2021 CAP Amount.
Mr. Moynahan's CAP Amount increased from negative $83,597 for 2022 to approximately $2.0 million for 2023. The average CAP Amount paid to the Other NEOs decreased from $0.8 million to $0.7 million, a decrease of 14%. During that period, Company TSR decreased by 4% (versus a peer group TSR increase of 66%); net loss widened by 108%; and Subscription and Term License Revenue grew by 20%.
The primary factors causing the increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above. The decline in the other NEO CAP Amount was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.
Due to the significant executive turnover from January 1, 2020 to December 31, 2023 and to the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2022 and 2023. The year over year decline in Other NEO CAP Amounts from 2022 to 2023 was directionally consistent with the Company's poor TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, as further in discussed in "Compensation Discussion and Analysis", and this performance was in turn reflected in the Other NEO CAP Amounts for 2023.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 27.

Total Shareholder Return Vs Peer Group
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Subscription and Term License Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Subscription and Term License Revenue
2023 vs. 2022	N/A	N/A	*	(14)%	(4)%	66%	(108)%	20%
2022 vs. 2021	N/A	N/A	(101)%	*	(34)%	(36)%	53%	30%**
2022 vs. 2021	(139)%	N/A	N/A	(103)%	(18)%	38%	(461)%	31%
* Not meaningful.
** Reflects a revision from the figure published in the 2022 proxy statement, which was incorrectly shown as 39% due to a calculation error.
The CAP Amount paid to Mr. Clements declined by 139% from 2020 to 2021, and the average CAP Amount paid to the Other NEOs declined by 103% from 2020 to 2021. During that period, Company TSR decreased by 18% (versus a peer group TSR increase of 38%); net loss widened by 461%; and Subscription and Term License Revenue grew by 31%.
The primary factor causing the decline in Mr. Clements’ CAP Amount from 2020 to 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure. Likewise, the primary factor causing the decline in Other NEOs CAP Amount during the same period was the departure of Mr. Hoyt, who also had negative compensation for 2021 due to the value of the equity awards he forfeited upon departure.
Mr. Moynahan’s CAP Amount declined by 101% from $7.2 million in 2021 to negative $83,597 in 2022. The average CAP Amount paid to the Other NEOs increased from negative $56,409 to $817,073 from 2021 to 2022. During that period, Company TSR decreased by 34%, a slightly smaller decrease than for peer group TSR, which decreased by 36%. Net loss narrowed by 53% from 2021 to 2022, and Subscription and Term License Revenue grew by 39%.
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.
The significant increase in the Other NEOs CAP Amount from 2021 to 2022 was driven primarily by the Other NEOs CAP Amount in 2021, which was negative due to the impact of Mr. Hoyt’s negative 2021 CAP Amount.
Mr. Moynahan's CAP Amount increased from negative $83,597 for 2022 to approximately $2.0 million for 2023. The average CAP Amount paid to the Other NEOs decreased from $0.8 million to $0.7 million, a decrease of 14%. During that period, Company TSR decreased by 4% (versus a peer group TSR increase of 66%); net loss widened by 108%; and Subscription and Term License Revenue grew by 20%.
The primary factors causing the increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above. The decline in the other NEO CAP Amount was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.
Due to the significant executive turnover from January 1, 2020 to December 31, 2023 and to the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2022 and 2023. The year over year decline in Other NEO CAP Amounts from 2022 to 2023 was directionally consistent with the Company's poor TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, as further in discussed in "Compensation Discussion and Analysis", and this performance was in turn reflected in the Other NEO CAP Amounts for 2023.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 27.

Tabular List, Table

Subscription and Term License Revenue
Adjusted EBITDA
Total Revenue

Total Shareholder Return Amount	$ 62.60	65.35	98.89	120.79
Peer Group Total Shareholder Return Amount	221.06	132.79	206.76	149.98
Net Income (Loss)	$ (29,799,000)	$ (14,334,000)	$ (30,584,000)	$ (5,455,000)
Company Selected Measure Amount	106,436,000	88,968,000	68,507,000	52,390,000
Additional 402(v) Disclosure

(4)
Subscription and Term License Revenue was determined to be the most important financial performance measure linking “compensation actually paid” to the Company’s performance for 2023 and therefore was selected as the 2023 “company selected measure” as defined in Item 402(v). Subscription and Term License Revenue and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 27.

The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2023 (our most recently completed fiscal year) to company performance. There are three measures for both the PEO and the other NEOs. Of these measures, we have identified Subscription and Term License Revenue as the most important of our financial performance measures to link CAP Amounts for our executives for 2023 to company performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Subscription and Term License Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Moynahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,530,215	$ 3,554,030	$ 7,111,207
PEO Actually Paid Compensation Amount	$ 1,527,258	$ (83,597)	$ 7,179,957
PEO Name	Matthew Moynahan	Matthew Moynahan	Matthew Moynahan
Clements [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,230,105	$ 2,928,691
PEO Actually Paid Compensation Amount			$ (1,288,522)	$ 3,280,723
PEO Name			Scott Clements	Scott Clements
Worth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,837,719
PEO Actually Paid Compensation Amount			$ 1,287,056
PEO Name			Steven Worth
PEO | Moynahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,866,015)	$ (2,500,000)	$ (7,065,625)
PEO | Moynahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,672,569	1,838,595	7,134,375
PEO | Moynahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(872,763)	(2,805,625)	0
PEO | Moynahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	157,403	0
PEO | Moynahan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,252	(328,000)	0
PEO | Moynahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Moynahan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Clements [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,976,700)	$ (2,202,484)
PEO | Clements [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,688,972
PEO | Clements [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	268,662
PEO | Clements [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	207,088
PEO | Clements [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			432,269	389,795
PEO | Clements [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,974,196)	0
PEO | Clements [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Worth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,061,101)
PEO | Worth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			335,527
PEO | Worth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(201,400)
PEO | Worth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			281,295
PEO | Worth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,016
PEO | Worth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Worth [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,006)	(525,000)	(503,419)	(930,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,773	551,614	42,556	713,937
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,742)	0	(6,586)	122,058
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14,187	10,251	87,525
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,459	(11,796)	61,253	173,183
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(165,464)	(459,823)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0